Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 16, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jul. 16, 2015
Document Effective Date	Jul. 16, 2015
Prospectus Date	Feb. 27, 2015
Becker Value Equity Fund | Retail Class
Prospectus:
Trading Symbol	BVEFX
Becker Value Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BVEIX